Tax Assets and Liabilities	12 Months Ended
Mar. 31, 2020
Disclosure Of Tax Assets And Liabilities [Abstract]
Tax Assets and Liabilities
21)	TAX ASSETS AND LIABILITIES

Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2019	2020
Deductible temporary differences	34,703	39,963
Minimum alternate tax	644	—
Tax loss carry forwards	196,731	164,590
Total	232,078	204,553

During the year ended March 31, 2018, 2019 and 2020, the Company did not recognize deferred tax assets on tax losses, unabsorbed depreciation and other temporary differences because a trend of future profitability is not yet clearly discernible. Further, deferred tax assets have been recognised only to the extent of deferred tax liabilities. The above tax losses excluding unabsorbed depreciation in the Indian subsidiaries expire at various dates ranging from 2022 to 2035 except for the tax losses in the Singapore entity amounting to USD 888 which can be carried forward for an indefinite period. Unabsorbed depreciation of USD 27,658 in the Indian subsidiaries can be carried forward for an indefinite period.

Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	Assets		Liabilities		Net
Particulars	2019	2020	2019	2020	2019	2020
Intangible assets	—	—	(30,002)	(20,916)	(30,002)	(20,916)
Trade and other receivables	—	48	—	—	—	48
Employee benefits	—	119	—	—	—	119
Other non-current liabilities	—	5	—	—	—	5
Share based payments	115	228	—	—	115	228
Tax loss carry forwards	29,286	18,739	—	—	29,286	18,739
Deferred tax assets/ (liabilities) before set off	29,401	19,139	(30,002)	(20,916)	(601)	(1,777)
Set off	(29,401)	(19,139)	29,401	19,139	—	—
Net deferred tax assets/(liabilities)	—	—	(601)	(1,777)	(601)	(1,777)

Movement in deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2018	Acquired in business combination	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2019	Acquired in business combination	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2020
Property, plant and equipment	(390)	—	362	—	28	—	—	—	—	—	—
Intangible assets	(33,675)	(1,688)	3,147	—	2,214	(30,002)	(1,890)	9,110	—	1,866	(20,916)
Trade and other receivables	—	—	—	—	—	—	—	51	—	(3)	48
Employee benefits	—	—	—	—	—	—	—	66	—	53	119
Share based payments	—	—	115	—	—	115	—	241	—	(128)	228
Tax loss carry forwards	33,950	371	(2,824)	—	(2,211)	29,286	—	(9,034)	—	(1,513)	18,739
Other non-current liabilities	—	—	—	—	—	—	—	(56)	—	61	5
Total	(115)	(1,317)	800	—	31	(601)	(1,890)	378	—	336	(1,777)